                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


  /s/ John D. Doyle, Jr.          Lynchburg, VA                 04/16/09
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        53
Form 13F Information Table Value Total:    61,723
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------------------------------------------------------------------------------------------------------------
          Name of              Title of                 Value      Shrs or    SH/   Put/   Investment     Voting    Authority
           Issuer               Class       CUSIP     (x $1000)     Pm Amt    PRN   Call   Discretion      Sole       Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd                       common      000375204        227       16,275                   Sole         16,275
Archer Daniels Midland        common      039483102        362       13,029                   Sole         13,029
Abbott Labs                   common      002824100      2,494       52,276                   Sole         52,276
A T & T                       common      00206R102        962       38,172                   Sole         38,172
A T & T Pfd 6.375%            preferred   00211G208      1,142       45,600                   Sole         45,600
Bank of America               common      060505104        515       75,458                   Sole         75,458
BB&T                          common      054937107        486       28,743                   Sole         28,743
Becton Dickinson              common      075887109        666        9,905                   Sole          9,905
BHP Billiton                  common      088606108      1,424       31,929                   Sole         31,929
Boeing                        common      097023105        417       11,725                   Sole         11,725
BP                            common      055622104        760       18,957                   Sole         18,957
Burlington N Sant             common      12189T104        478        7,950                   Sole          7,950
Canadian Natl Railway         common      136375102        710       20,025                   Sole         20,025
Caterpillar                   common      149123101        597       21,350                   Sole         21,350
Chesapeake Energy             common      165167107        892       52,300                   Sole         52,300
Chevron Corp                  common      166764100        782       11,625                   Sole         11,625
Cisco                         common      17275R102        421       25,125                   Sole         25,125
Coca-Cola                     common      191216100      1,399       31,833                   Sole         31,833
Conoco Phillips               common      20825C104      2,087       53,304                   Sole         53,304
CVS/Caremark                  common      126650100        819       29,810                   Sole         29,810
Deere & Co                    common      244199105        337       10,250                   Sole         10,250
Developers Diversified Rlty   common      251591103         49       23,000                   Sole         23,000
Dominion Resources            common      25746U109        991       31,964                   Sole         31,964
Exelon Corp                   common      30161N101        398        8,775                   Sole          8,775
Exxon- Mobil                  common      30231G102      7,705      113,136                   Sole        113,136
Fedex Corp                    common      31428X106        423        9,501                   Sole          9,501
FPL Group                     common      302571104      1,094       21,575                   Sole         21,575
GE                            common      369604103      2,206      218,216                   Sole        218,216
General Mills                 common      370334104        863       17,300                   Sole         17,300
Genworth Financial Inc        common      37247D106         22       11,700                   Sole         11,700
Health Care REIT              common      42217K106        227        7,425                   Sole          7,425
Intel                         common      458140100        266       17,675                   Sole         17,675
International Bus. Mach.      common      459200101      1,652       17,053                   Sole         17,053
ishares Healthcare Ind        common      464287762        889       18,000                   Sole         18,000
ishares Technology Index      common      464287721        521       14,075                   Sole         14,075
ITT Industries                common      450911102        661       17,175                   Sole         17,175
Johnson & Johnson             common      478160104      4,120       78,322                   Sole         78,322
Lincoln Natl Corp             common      534187109        198       29,599                   Sole         29,599
3M                            common      604059105      1,201       24,162                   Sole         24,162
Modine                        common      607828100         28       11,175                   Sole         11,175

Norfolk Southern              common      655844108      1,465       43,393                   Sole         43,393
Norvartis ADR                 common      66987V109        457       12,075                   Sole         12,075
Nuveen Municipal Value        common      670928100        311       35,000                   Sole         35,000
PepsiCo                       common      713448108      4,108       79,789                   Sole         79,789
Philip Morris Intl            common      718172109        285        7,997                   Sole          7,997
Plum Creek Timber             common      729251108        568       19,550                   Sole         19,550
Procter & Gamble              common      742718109      4,987      105,913                   Sole        105,913
Progress Energy               common      743263105        609       16,800                   Sole         16,800
SPDR Tr I Unit Ser 1          common      78462F103        300        3,774                   Sole          3,774
United Technologies           common      913017109      3,394       78,977                   Sole         78,977
Valero Energy                 common      91913Y100        222       12,400                   Sole         12,400
Verizon                       common      92343V104      3,364      111,403                   Sole        111,403
Wells Fargo                   common      949746101        162       11,385                   Sole         11,385
                                                        61,723    1,833,925                             1,833,925